Deferred Stock Compensation	12 Months Ended
Dec. 31, 2011
Deferred Stock Compensation
Deferred Stock Compensation

(14)             Deferred Stock Compensation

The Company has agreed to issue common stock to certain officers of the Company pursuant to employment agreements entered into with these officers and employment incentives.  As of December 31, 2011, the Company has issued the following shares, net of cancelled shares:

Fiscal year shares issued	Shares issued pursuant to employment agreements	Shares issued pursuant to employment incentives	Average share price on the date of issuance	Aggregate value of shares issued pursuant to employment agreements	Aggregate value of shares issued pursuant to employment incentives	Deferred stock compensation

Prior to 2004	5	-	$11.00	$60	$-	$-
2004	32	14	12.93	411	184	-
2005	19	10	15.18	290	147	-
2006	8	7	16.01	129	108	-
2007	5	5	17.36	92	81	8
2008	13	5	14.45	186	74	22
2009	41	8	7.83	322	63	96
2010	28	4	8.41	235	40	146
2011	41	10	8.76	357	83	312

	192	63		$2,082	$780	$584

The share price of the issued shares is determined by averaging the high and low selling price on the date of issue, as reported by the New York Stock Exchange.  Prior to 2004, the share value was determined to be equal to the last price at which the Company sold shares, prior to its listing on the New York Stock Exchange.  Each officer vests an equal portion of shares over a five-year vesting period, beginning one year from the date of issuance of the award.  The officers may receive additional restricted shares of the Company’s common stock, which are also subject to a five-year vesting period.  The number of these shares is to be determined based upon the future performance of the Company.  Salary expense of $397, $353 and $400 were recorded in connection with the vesting of these shares, for the years ended December 31, 2011, 2010 and 2009, respectively.